Expense Example, No Redemption {- Franklin Managed Income Fund} - Franklin Investors Securities Trust - FIST1-32 - Franklin Managed Income Fund - Class C	Mar. 01, 2021 USD ($)
Expense Example, No Redemption:
1 Year	$ 171
3 Years	532
5 Years	917
10 Years	$ 1,999